ACCRUED EXPENSES AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Jun. 30, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued payroll and welfare			¥ 52,130	¥ 56,730
Tax payable			213,282	785,217
Accrued customer incentives			205,072	197,816
Accrued advertisement expense			130,203	169,827
Payable to investor of beneficiary rights under repurchase agreement (Note 2)			22,624	50,000
Funds collected on behalf of third-party guarantee companies			231,467
Long-term borrowings			192,419
Other accrued expenses			41,175	37,060
Total accrued expenses and other current liabilities		$ 158,296	1,088,372	¥ 1,296,650
Guarantee fee			165
Guarantee funds			¥ 66
Principal amount	¥ 324,000
Term (in months)	36 months
Annual interest rate (as a percent)	11.00%